INCOME TAXES - Movement in the valuation allowance for deferred tax assets and operating loss carryforwards (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Movement in the valuation allowance for deferred tax assets
Balance at beginning of year	¥ 154,834	¥ 132,874	¥ 88,870
Additions	177,071	23,643	61,670
Deductions	(25,864)	(1,683)	(17,666)
Balance at end of year	306,041	¥ 154,834	¥ 132,874
Taiwanese subsidiaries | March 2026
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards with expiration date	176,420
U.S. subsidiaries | Federal
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	795,787
Operating loss carryforwards indefinitely	750,381
U.S. subsidiaries | Federal | March 2035
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards with expiration date	45,407
U.S. subsidiaries | State
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards indefinitely	721,338
U.S. subsidiaries | State | March 2038
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards with expiration date	317,626
Domestic subsidiaries | March 2027
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards with expiration date	¥ 627,621